Restricted Assets	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Restricted Assets
45.
Tata Motors Limited (“Parent Company”)—condensed financial information as to financial position, cash flows and results of operations has not been provided, as per the requirements of Rule 12-04 (a) of Regulation S-X, because restricted net assets of the consolidated subsidiaries does not exceed 25% of the consolidated net assets as at March 31, 2022. As at March 31, 2022 and 2021, Rs.
Nil
and Rs.
Nil
respectively, of restricted assets were not available for distribution.